UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140
                                                     ---------

                           Virtus Institutional Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2009
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE       VALUE
                                                      ------------   -----------
U.S. GOVERNMENT SECURITIES--4.8%
U.S. Treasury Bond
   4.250%, 5/15/39                                    $      1,660   $     1,717
   4.500%, 8/15/39                                             405           437
                                                                     -----------
                                                                           2,154
                                                                     -----------
U.S. Treasury Note 5.125%, 5/15/16                              40            46
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,115)                                                   2,200
                                                                     -----------
MUNICIPAL BONDS--5.2%
CALIFORNIA--0.1%
City of Oakland Pension Obligation Taxable Series
   A (NATL-RE Insured) 6.980%, 12/15/09                         34            34
CONNECTICUT--1.4%
Mashantucket Western Pequot Tribe Taxable(2)
   Series A, 144A (NATL-RE Insured) 6.910%,
      9/1/12(2)                                                355           269
   Series A 144A (FSA Insured) 6.570%, 9/1/13(2)               480           364
                                                                     -----------
                                                                             633
                                                                     -----------
FLORIDA--0.3%
Miami-Dade County Educational Facilities
   Authority Taxable Series C 5.460%, 4/1/15                   165           167
MICHIGAN--1.2%
City of Detroit Taxable (FSA Insured) 4.970%,
   5/1/13                                                      200           168
City of Flat Rock Finance Authority Taxable
   Series A 6.750%, 10/1/16                                    145           155
Tobacco Settlement Finance Authority Taxable
   Series 06-A, 7.309%, 6/1/34                                 265           212
                                                                     -----------
                                                                             535
                                                                     -----------
PENNSYLVANIA--0.9%
City of Pittsburgh Pension Obligation Taxable
   Series B (NATL-RE, FGIC Insured) 6.350%, 3/1/13             400           421
SOUTH DAKOTA--0.3%
Educational Enhancement Funding Corp. Taxable
   Series 02-A, 6.720%, 6/1/25                                 151           130
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable Series
   07-A1, 6.706%, 6/1/46                                       125            89

                                                        PAR VALUE       VALUE
                                                      ------------   -----------
WASHINGTON--0.8%
City of Seattle (FSA Insured) 5.000%, 6/1/38          $        350   $       372
                                                                     -----------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,635)                                                   2,381
                                                                     -----------
MORTGAGE-BACKED SECURITIES--45.4%
AGENCY--30.8%
FHLMC
   5.500%, 8/1/18                                              186           200
   4.500%, 10/1/18                                             324           343
FNMA
   4.500%, 9/1/18                                              324           336
   5.000%, 11/1/20                                             311           329
   5.500%, 6/1/21                                              171           181
   6.000%, 5/1/29                                              101           108
   7.000%, 11/1/30                                              22            25
   6.000%, 11/1/31                                              73            78
   6.000%, 12/1/32                                              56            60
   5.500%, 4/1/33                                              345           363
   5.500%, 4/1/33                                              233           245
   5.000%, 7/1/33                                              190           197
   6.500%, 8/1/33                                              353           382
   5.500%, 4/1/34                                              284           299
   5.000%, 7/1/35                                              295           305
   5.500%, 12/1/35                                             394           412
   6.500%, 8/1/36                                              276           296
   5.500%, 4/1/37                                              299           313
   5.500%, 4/1/37                                              175           183
   5.500%, 7/1/37                                              294           308
   6.000%, 7/1/37                                              708           749
   6.000%, 9/1/37                                               84            88
   6.500%, 9/1/37                                               77            82
   6.000%, 10/1/37                                             280           296
   6.000%, 2/1/38                                              383           405
   6.000%, 2/1/38                                              300           317
   6.000%, 2/1/38                                              268           283
   5.000%, 3/1/38                                              379           392
   5.500%, 3/1/38                                               74            78
   5.000%, 4/1/38                                              794           821
   5.500%, 6/1/38                                              718           752
   6.000%, 8/1/38                                              351           371
   5.500%, 10/1/38                                             650           681
   5.000%, 1/1/39                                              390           403

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE       VALUE
                                                      ------------   -----------
AGENCY--(CONTINUED)
   5.000%, 9/1/39                                     $        747   $       773
   5.000%, 10/1/39                                           2,150         2,224
GNMA
   7.000%, 8/15/29                                              36            40
   6.500%, 12/15/31                                             14            15
   6.500%, 12/15/31                                            166           179
   6.500%, 1/15/32                                               5             6
   6.500%, 1/15/32                                              14            15
   6.500%, 3/15/32                                              30            32
                                                                     -----------
                                                                          13,965
                                                                     -----------
NON-AGENCY--14.6%
Bear Stearns Adjustable Rate Mortgage Trust
   05-12, 13A1 5.450%, 2/25/36 (3)                             141            96
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
   5.000%, 8/25/35                                             140           118
Credit Suisse First Boston Mortgage Securities
   Corp. 05-C5, A1 5.046%, 8/15/38 (3)                         147           148
Credit Suisse Mortgage Capital Certificates
   06-C1, A4 5.609%, 2/15/39 (3)                               270           255
GE Capital Commercial Mortgage Corp. 03-C1, C
   4.975%, 1/10/38 (3)                                         390           371
GMAC Commercial Mortgage Securities, Inc. 04-C2,
   A3 5.134%, 8/10/38                                          170           173
GS Mortgage Securities Corp. II 07-GG10, A4
   5.999%, 8/10/45 (3)                                         635           525
JPMorgan Chase Commercial Mortgage Securities
   Corp. 07-LD12, A4 5.882%, 2/15/51 (3)                       420           357
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C4, A2 4.567%, 6/15/29(3)                                434           435
   04-C7, A6 4.786%, 10/15/29(3)                               325           305
Lehman Brothers Commercial Conduit Mortgage Trust
   07-C3, A4 5.950%, 7/15/44 (3)                               271           226
Merrill Lynch Mortgage Investors, Inc. 06-3, 2A1
   6.080%, 10/25/36 (3)                                        185           159
Morgan Stanley Capital I
   06-T23, A4 5.984%, 8/12/41(3)                               595           584
   06-IQ12, A4 5.332%, 12/15/43                                530           474
   07-IQ14, A4 5.692%, 4/15/49(3)                              425           347
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
   5.506%, 9/25/35 (3)                                         146            98

                                                        PAR VALUE       VALUE
                                                      ------------   -----------
NON-AGENCY--(CONTINUED)
SBA Commercial Mortgage Backed Securities Trust
   06-1A, B 144A 5.451%, 11/15/36 (2)                 $        215   $       213
Wachovia Bank Commercial Mortgage Trust
   04-C12, A4 5.236%, 7/15/41(3)                               250           249
   07-C30, A5 5.342%, 12/15/43                                 565           430
   07-C33, A4 6.100%, 2/15/51(3)                               420           346
Wachovia Mortgage Loan Trust LLC 06-A, B1 5.331%,
   5/20/36 (3)                                                 351            31
Washington Mutual Mortgage
   Pass-Through-Certificates, Inc. 05-AR3, A2
   4.634%, 3/25/35 (3)                                         506           445
Wells Fargo Mortgage Backed Securities Trust
   04-BB, A1 4.392%, 1/25/35(3)                                 68            62
   05-AR4, 2A2 4.514%, 4/25/35(3)                              204           196
                                                                     -----------
                                                                           6,643
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,548)                                                 20,608
                                                                     -----------
ASSET-BACKED SECURITIES--3.5%
AmeriCredit Automobile Receivables Trust 06-BG,
   A3 5.210%, 10/6/11                                            4             4
Bombardier Capital Mortgage Securitization Corp.
   99-A, A3 5.980%, 1/15/18 (3)                                325           232
Conseco Finance Securitizations Corp. 01-3, A4
   6.910%, 5/1/33 (3)                                          451           383
Daimler Chrysler Auto Trust 06-A, B 5.140%,
   9/8/12                                                      380           371
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.660%, 9/15/20 (2)                                          46            42
GMAC Mortgage Corp. Loan Trust 06-HE3, A2 5.750%,
   10/25/36 (3)                                                244           176
Irwin Home Equity Corp. 06-1, 2A2 144A 5.390%,
   9/25/35 (2)(3)                                              211           142
Saxon Asset Securities Trust 05-3, A2C 0.530%,
   11/25/35 (3)                                                 51            49
UCFC Manufactured Housing 97-3, A4 6.975%,
   1/15/29                                                     194           169
                                                                     -----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,900)                                                   1,568
                                                                     -----------
CORPORATE BONDS--42.0%
CONSUMER DISCRETIONARY--3.3%
Black & Decker Corp. (The) 5.750%, 11/15/16                     55            55

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE       VALUE
                                                      ------------   -----------
CONSUMER DISCRETIONARY--(CONTINUED)
Comcast Corp. 5.875%, 2/15/18                         $         75   $        80
Daimler Finance North America LLC 6.500%, 11/15/13             155           167
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
   6.375%, 6/15/15                                              85            86
Echostar DBS Corp. 6.625%, 10/1/14                             100            98
Hasbro, Inc. 6.300%, 9/15/17                                   215           225
Landry's Restaurants, Inc. 14.000%, 8/15/11                     70            71
Mashantucket Western Pequot Tribe 144A 8.500%,
   11/15/15 (2)                                                 95            35
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                   230           214
Seneca Gaming Corp. Series B 7.250%, 5/1/12                    225           209
Staples, Inc. 9.750%, 1/15/14                                   35            42
Time Warner Cable, Inc. 6.750%, 7/1/18                         100           110
Viacom, Inc. 6.250%, 4/30/16                                   100           108
                                                                     -----------
                                                                           1,500
                                                                     -----------
CONSUMER STAPLES--0.8%
Coca-Cola HBC Finance BV 5.500%, 9/17/15                        75            84
Reynolds American, Inc. 6.750%, 6/15/17                        155           161
SUPERVALU, Inc. 7.500%, 11/15/14                               115           116
                                                                     -----------
                                                                             361
                                                                     -----------
ENERGY--5.8%
Buckeye Partners LP 6.050%, 1/15/18                             95            99
Energy Transfer Partners LP 5.950%, 2/1/15                     220           231
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
   11/22/16 (2)                                                215           206
Kinder Morgan Energy Partners LP 6.000%, 2/1/17                105           110
Knight, Inc. 6.500%, 9/1/12                                    212           219
Newfield Exploration Co. 6.625%, 9/1/14                        185           183
NGPL PipeCo. LLC 144A 6.514%, 12/15/12 (2)                     165           181
Noble Energy, Inc. 8.250%, 3/1/19                              105           127
Peabody Energy Corp. 7.375%, 11/1/16                           160           162
Petro-Canada 6.050%, 5/15/18                                    65            68
Petropower I Funding Trust 144A 7.360%, 2/15/14 (2)            325           324
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   RegS 5.298%, 9/30/20 (4)                                    250           252
Smith International, Inc. 9.750%, 3/15/19                       75            93
Swift Energy Co. 7.125%, 6/1/17                                215           188

                                                        PAR VALUE       VALUE
                                                      ------------   -----------
ENERGY--(CONTINUED)
Williams Cos., Inc. (The) 7.125%, 9/1/11              $        185   $       196
                                                                     -----------
                                                                           2,639
                                                                     -----------
FINANCIALS--17.7%
AFLAC, Inc. 8.500%, 5/15/19                                     30            36
Allied Capital Corp. 6.000%, 4/1/12                            105            76
American Express Credit Corp. 5.875%, 5/2/13                   205           217
Assurant, Inc. 5.625%, 2/15/14                                 100           103
Banco Santander Chile 144A 5.375%, 12/9/14 (2)                 190           194
Bank of America Corp. 5.750%, 12/1/17                          200           200
Bank of New York / Mellon Corp. (The) 4.950%,
   11/1/12                                                      50            54
Barclays Bank plc 144A 6.050%, 12/4/17 (2)                      60            60
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18               105           120
Berkley (W.R.) Corp. 5.875%, 2/15/13                            85            84
Blackstone Holdings Finance Co. LLC 144A 6.625%,
   8/15/19 (2)                                                 125           127
Capital One Financial Corp. 5.250%, 2/21/17                     95            92
Citigroup, Inc.
   5.000%, 9/15/14                                             105           100
   4.875%, 5/7/15                                              115           107
   5.500%, 2/15/17                                             150           139
CME Group, Inc. 5.400%, 8/1/13                                  85            92
Countrywide Financial Corp. 6.250%, 5/15/16                    100           100
Credit Suisse USA, Inc. 5.850%, 8/16/16                        200           214
Export-Import Bank of Korea 5.500%, 10/17/12                   220           232
Goldman Sachs Group, Inc. (The) 6.150%, 4/1/18                 285           300
Health Care REIT, Inc. 5.875%, 5/15/15                         110           105
HRPT Properties Trust 5.750%, 2/15/14                          210           202
HSB Capital I Series B, 1.419%, 7/15/27 (3)                    365           209
ICICI Bank Ltd. RegS 5.750%, 11/16/10 (4)                      170           174
International Lease Finance Corp. 4.750%, 1/13/12              465           394
Jefferson-Pilot Corp. 4.750%, 1/30/14                           85            84
JPMorgan Chase & Co. 5.250%, 5/1/15                            205           209
KeyBank NA 5.700%, 8/15/12                                     215           212
Korea Development Bank
   5.300%, 1/17/13                                             100           104
   5.750%, 9/10/13                                              70            74
Morgan Stanley 5.375%, 10/15/15                                300           310
Nationwide Health Properties, Inc. 6.250%, 2/1/13              215           218
Northern Trust Corp. 5.500%, 8/15/13                            95           104

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE       VALUE
                                                      ------------   -----------
FINANCIALS--(CONTINUED)
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670%, 3/5/14 (2)                                 $        265   $       258
PNC Bank NA 4.875%, 9/21/17                                    230           220
Principal Financial Group, Inc. 7.875%, 5/15/14                 80            88
ProLogis 6.625%, 5/15/18                                        90            83
Prudential Financial, Inc. 4.750%, 9/17/15                     135           134
Simon Property Group LP 10.350%, 4/1/19                         35            44
SLM Corp. 0.000%, 2/1/10(3)                                    600           583
SunTrust Banks, Inc. 5.250%, 11/5/12                           220           227
Tanger Factory Outlet Centers 6.150%, 11/15/15                 170           161
TNK-BP Finance SA RegS 6.125%, 3/20/12 (4)                     170           171
UDR, Inc. 5.250%, 1/15/15                                       60            58
UFJ Finance AEC 6.750%, 7/15/13                                120           133
Wachovia Bank 5.000%, 8/15/15                                  500           482
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority 144A 5.125%, 11/15/14 (2)                         140           136
XL Capital Ltd. 5.250%, 9/15/14                                100            98
Xstrata Finance Canada Ltd. 144A 5.800%, 11/15/16 (2)          105           103
                                                                     -----------
                                                                           8,025
                                                                     -----------
HEALTH CARE--0.9%
Fisher Scientific International, Inc. 6.125%,
   7/1/15                                                      190           197
HCA, Inc. 9.250%, 11/15/16                                     220           228
                                                                     -----------
                                                                             425
                                                                     -----------
INDUSTRIALS--4.7%
American Airlines, Inc.
   99-1 7.024%, 10/15/09                                       565           563
   01-1, 6.977%, 5/23/21                                       227           182
Case Corp. 7.250%, 1/15/16                                     165           159
Continental Airlines, Inc. 98-1A, 6.648%, 9/15/17              459           432
Delta Air Lines, Inc. 00-A1, 7.379%, 5/18/10                   157           155
Equifax, Inc. 6.300%, 7/1/17                                   230           229
Owens Corning, Inc. 6.500%, 12/1/16                             55            54
Pitney Bowes, Inc. 4.750%, 5/15/18                              35            35
Salvation Army (The) 5.480%, 9/1/17                            185           195
United Rentals North America, Inc. 6.500%, 2/15/12             120           121
                                                                     -----------
                                                                           2,125
                                                                     -----------
INFORMATION TECHNOLOGY--1.1%
Broadridge Financial Solutions, Inc. 6.125%,
   6/1/17                                                      175           151

                                                        PAR VALUE       VALUE
                                                      ------------   -----------
INFORMATION TECHNOLOGY--(CONTINUED)
Intuit, Inc. 5.750%, 3/15/17                          $         70   $        73
Jabil Circuit, Inc. 8.250%, 3/15/18                            170           173
Seagate Technology HDD Holdings, Inc. 6.375%,
   10/1/11                                                      35            35
Xerox Corp. 6.750%, 2/1/17                                      60            64
                                                                     -----------
                                                                             496
                                                                     -----------
MATERIALS--2.0%
Agrium, Inc. 6.750%, 1/15/19                                    85            92
Allegheny Technologies, Inc. 9.375%, 6/1/19                     75            85
ArcelorMittal 6.125%, 6/1/18                                   155           153
Catalyst Paper Corp. 7.375%, 3/1/14                             65            35
Celulosa Arauco y Constitucion S.A. 144A 7.250%,
   7/29/19 (2)                                                  60            66
Commercial Metals Co. 7.350%, 8/15/18                           75            79
CRH America, Inc. 6.000%, 9/30/16                               85            87
Dow Chemical Co. (The) 8.550%, 5/15/19                          75            84
International Paper Co. 9.375%, 5/15/19                        100           117
Nalco Co. 8.875%, 11/15/13                                      70            72
Verso Paper Holdings LLC / Verso Paper, Inc.
Series B, 4.233%, 8/1/14 (3)                                    70            44
                                                                     -----------
                                                                             914
                                                                     -----------
TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc. 5.625%, 6/15/16                                     295           317
Deutsche Telekom International Finance BV 5.750%,
   3/23/16                                                     145           154
Nextel Communications, Inc. Series D 7.375%,
   8/1/15                                                      105            95
OJSC Vimpel Communications (VIP Finance Ireland
   Ltd.) 144A 8.375%, 4/30/13 (2)                              100           105
Qwest Corp.
   7.875%, 9/1/11                                              105           108
   6.500%, 6/1/17                                              115           108
Telecom Italia Capital SA 6.999%, 6/4/18                       145           160
Verizon Communications, Inc. 5.500%, 4/1/17                    110           117
Vodafone Group plc 6.150%, 2/27/37                              35            38
Windstream Corp. 8.625%, 8/1/16                                150           154
                                                                     -----------
                                                                           1,356
                                                                     -----------
UTILITIES--2.7%
Allegheny Energy Supply Co. LLC 144A 8.250%,
   4/15/12 (2)                                                  35            39
Great River Energy 144A 5.829%, 7/1/17 (2)                     170           180

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2009 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE       VALUE
                                                      ------------   -----------
UTILITIES--(CONTINUED)
Intergen NV 144A 9.000%, 6/30/17 (2)                  $        150   $       155
Israel Electric Corp. Ltd. 144A 7.250%, 1/15/19 (2)            200           213
Midwest Generation LLC Series B 8.560%, 1/2/16                 192           195
PSE&G Energy Holdings Co. 8.500%, 6/15/11                      120           128
Sempra Energy 6.500%, 6/1/16                                    45            50
United Energy Distribution Holdings Property Ltd.
   144A 5.450%, 4/15/16 (2)                                    265           265
                                                                     -----------
                                                                           1,225
                                                                     -----------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $19,006)                                                 19,066
                                                                     -----------
TOTAL LONG TERM INVESTMENTS--100.9%
(IDENTIFIED COST $46,204)                                                 45,823
                                                                     -----------

                                                         SHARES         VALUE
                                                      ------------   -----------
SHORT-TERM INVESTMENTS--11.6%
MONEY MARKET MUTUAL FUNDS--11.6%
State Street Institutional Liquid Reserves Fund
   - Institutional Shares (seven-day effective
   yield 0.260%)                                         5,281,498         5,281
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,281)                                                   5,281
                                                                     -----------
TOTAL INVESTMENTS--112.5%
(IDENTIFIED COST $51,485)                                                 51,104(1)
Other assets and liabilities, net--(12.5)%                                (5,672)
                                                                     -----------
NET ASSETS--100.0%                                                   $    45,432
                                                                     ===========

ABBREVIATIONS

FGIC  Financial Guaranty Insurance Company

FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").

FNMA  Federal National Mortgage Association ("Fannie Mae").

FSA   Financial Security Assurance, Inc.

GNMA  Government National Mortgage Association ("Ginnie Mae")

NATL  National Public Finance Guarantee Corp.

REIT  Real Estate Investment Trust

SBA   Small Business Administration

FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at September 30, 2009, see Note 3 Federal Income Tax Information in the Notes to Schedule of Investments.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $3,677 or 8.1% of net assets.

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

Virtus Institutional Bond Fund

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009. (See Security Valuation Note 1A in the Notes to Schedule of Investments.):

($ reported in thousands)

                                TOTAL VALUE AT                        LEVEL 2             LEVEL 3
                                 SEPTEMBER 30,      LEVEL 1         SIGNIFICANT         SIGNIFICANT
                                     2009        QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                                --------------   -------------   -----------------   -------------------
Debt Securities:
   Asset-Backed Securities          $ 1,568          $   --           $ 1,526               $ 42
   Corporate Debt                    19,066              --            18,562                504
   Mortgage-Backed Securities        20,608              --            20,395                213
   Municipal Securities               2,381              --             2,381                 --
   U.S. Government Securities         2,200              --             2,200                 --
Equity Securities:
   Short-Term Investments             5,281           5,281                --                 --
Total Investments                   $51,104          $5,281           $45,064               $759

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                       1 |

Institutional Bond Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                             ASSET-                  MORTGAGE-
                                                             BACKED     CORPORATE     BACKED
INVESTMENTS IN SECURITIES                          TOTAL   SECURITIES      DEBT     SECURITIES
-------------------------                          -----   ----------   ---------   ----------
BALANCE AS OF DECEMBER 31, 2008:                   $1,177    $ 220        $ 598       $ 359
Accrued Discount/(Premium)                              4        1            1           2
Realized Gain (Loss)                                 (713)    (328)          --        (385)
Change in Unrealized Appreciation (Depreciation)      784      314           62         408
Net Purchases/(Sales)                                (493)    (165)        (157)       (171)
Transfers In and/or Out of Level 3 (1)                 --       --           --          --
                                                   ------    -----        -----       -----
BALANCE AS OF SEPTEMBER 30, 2009                   $  759    $  42        $ 504       $ 213
                                                   ======    =====        =====       =====

(1) "Transfers in and/or out" represent the ending value as of September 30, 2009, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Certain level 3 security valuations have been determined based on availability of only a single broker source, which may or may not be a principal market maker. Other level 3 securities are without an active market or market participants and therefore are internally fair valued. These internally fair valued securities derive their valuation based on the review of inputs such as, but not limited to, similar securities, liquidity factors, capital structure, and credit analysis.

VIRTUS INSTITUTIONAL TRUST
NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Institutional Trust, a Trust consisting of one diversified fund (the "Fund"), in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Investments in funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally
4.00 p.m. Eastern time).

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2--FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

     At September 30, 2009, federal tax cost and aggregate gross appreciation (depreciation) of securities held by the Fund were as follows:

                                           Net Unrealized
 Federal    Unrealized      Unrealized      Appreciation
Tax Cost   Appreciation   (Depreciation)   (Depreciation)
--------   ------------   --------------   --------------
 $51,486      $1,645         $(2,027)          $(382)

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Virtus Institutional Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer (principal financial officer)

Date                       November 23, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.